SCHEDULE OF RELATED PARTY BALANCES (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivables		$ 5,763,509	$ 928,951
Amounts due from related parties		7,026,092	2,807,854
Gruppo 8 S.R.L. [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]	101,783	26,025
Accounts payable, related parties	[2]	94,416
Corium Italia S.R.L. [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]	154,660	287,910
Accounts payable, related parties	[2]	45,215
Trends Leather (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivables	[1]	5,507,066	615,016
HTL Global Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]	2,708,435	996,316
Amounts due to related parties	[4]		292,753
New Century International Homes Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]	1,571,817	1,811,538
Golden Hill Capital Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[3]	2,745,840
HTL Furniture (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	4,587,578	10,998,808
HTL Furniture (Changshu) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	32,088,012	32,467,504
HTL Furniture (Kunshan) Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	16,747,618	18,118,921
HTL Furniture (Huaian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	8,173,680	9,031,916
HTL Import/Export Trading (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	176,533	22,885
HTL Furniture Vietnam Company Limited. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	12,017,175	1,398,608
HTL Furniture (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	85,458
HTL Product Design (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	845,404	659,510
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Accounts payable, related parties	[2]	29,900	26,647
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivables		5,763,509	928,951
Amounts due from related parties		7,026,092	2,807,854
Accounts payable, related parties		74,890,989	72,724,799
Amounts due to related parties			$ 292,753

[1]	Accounts receivable due from related parties represented trade receivables from the sale of goods with the Company in the normal course of business, which are unsecured, interest-free, and grant with credit terms ranging from 60 to 90 days from the issue date of invoice.
[2]	Accounts payable due to related parties represented trade payables from the purchase of goods by the Company in the normal course of business, which are unsecured, interest-free and repayable on demand.
[3]	These balances represented non-trade temporary advances made by the Company, which are unsecured, interest-free and repayable on demand.
[4]	These balances represented non-trade temporary advances, which are unsecured, interest-free and has no fixed terms of repayment.